30. Provisions for Legal Claims (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Contingent liabilities	R$ 3,123,508	R$ 2,559,877
Tax
Disclosure of contingent liabilities [line items]
Contingent liabilities	858,082	752,625
Labors
Disclosure of contingent liabilities [line items]
Contingent liabilities	360,322	423,495
Employee benefits
Disclosure of contingent liabilities [line items]
Contingent liabilities	20,262	23,631
Civil
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,091,122	594,220
Regulatory
Disclosure of contingent liabilities [line items]
Contingent liabilities	R$ 793,720	R$ 765,906